NOTE 6 - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details
Inventory - Raw materials	$ 839	$ 557
Inventory - Work in progress	2,511	2,287
Inventory - Finished goods	1,209	811
Inventory - Total	$ 4,559	$ 3,655